Subsequent Events	6 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

2023 Reverse stock split

The Company effected a one-for-twenty-five (1-25) reverse split of its Ordinary Shares. The reverse stock split became effective on Thursday, October 5, 2023, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.08 to US$2. In addition, all shares, options and any other securities of the Company outstanding immediately prior to the reverse stock split were retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 25 and multiplying the exercise price thereof by 25, as a result of the reverse stock split.

2024 Equity incentive plan

In January 2024, the Company adopted a share incentive plan (the “2024 Equity incentive plan”), which provides for the granting of share incentives, including incentive share options, restricted shares and any other form of award pursuant to the 2024 Equity Incentive Plan, to members of the board, and employees of the Company. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant.

Under the 2024 Equity incentive plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Pursuant to the 2024 Equity incentive plan, the Company issued 185,316 ordinary shares to its management on January 25, 2024.

The Company evaluated all events and transactions that occurred after September 30, 2023 up through the date the Company issued these financial statements on April 4, 2024 and concluded that no other material subsequent events except for the disclosed above.